Subsequent Events	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 25: SUBSEQUENT EVENTS
a)      On January 6, 2015, Navios Holdings received a dividend of $3,649 from Navios Acquisition for the third quarter of 2014.
b)      On January 15, 2015, Navios Holdings paid a dividend of $1,094 and $2,588 to its Series G and Series H preferred stockholders, respectively.
c)      On February 11, 2015, Navios Partners completed a public offering of 4,600,000 common units, at $13.09 per unit, raising gross proceeds of $60,214. In addition, Navios Partners completed a private placement of 1,120,547 common units and 22,868 general partner units at $13.09 per unit to Navios Holdings raising additional gross proceeds of $14,967. Following the public offering and the private placement, Navios Holdings' owns 20.1% interest in Navios Partners, which includes the 2.0% general partner interest.
d)      On February 13, 2015, Navios Holdings received a dividend of  $8,124 from Navios Partners for the fourth quarter of 2014.
e)      On February 16, 2015, the Board of Directors of Navios Holdings declared a dividend of $0.06 per share of common stock, which will was paid on March 27, 2015 to stockholders of record on March 20, 2015.
f)  On March 27, 2015, the Board of Directors declared a quarterly dividend for the period from January 15, 2015 to April 14, 2015 of $0.546875 per American Depository Share on its Series G and $0.5390625 per American Depository Share on its Series H. This dividend will be paid on April 15, 2015 to holders of record as of April 8, 2015.
g) During the first quarter of 2015, the Company, in relation to its secured credit facilities, paid $24,135, representing its 2015 principal payments, and $6,870, representing portion of its 2016 principal payments.